Mining Equipment, Net (Details)	3 Months Ended
	Mar. 31, 2025 USD ($) Bitcoin $ / shares	Dec. 31, 2024 Bitcoin $ / shares	Dec. 31, 2023 Bitcoin
Mining Equipment, Net [Line Items]
Cash payment	$ 608,000
Issuance amount	$ 100,000
Price of per share (in Dollars per share) | $ / shares	$ 0.4	$ 1.1
Fair market price	$ 86,000
Payments for mining machines	$ 558,000
Mining equipment [Member]
Mining Equipment, Net [Line Items]
Number of units (in Bitcoin) | Bitcoin	10,725	8,825	8,532